Loss Per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Basic and diluted numerator:
Net loss attributable to iBio, Inc.	$ (3,913)	$ (3,036)	$ (10,203)	$ (7,087)	$ (9,764)	$ (6,625)
Preferred stock dividends	26	0	26	0
Net loss available to iBio, Inc. stockholders	$ (3,939)	$ (3,036)	$ (10,229)	$ (7,087)	$ (9,764)	$ (6,625)
Basic and diluted denominator:
Weighted-average common shares outstanding	89,109	81,158	89,109	78,587	80,973	71,495
Per share amount	$ (0.04)	$ (0.04)	$ (0.11)	$ (0.09)	$ (0.12)	$ (0.09)